Income Taxes - Components of Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Domestic	$ (215,394)	$ (222,142)
Loss from continuing operations before income taxes	$ (215,394)	$ (222,142)